Vanguard® Short-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
	United States Treasury Note/Bond	4.625%	6/15/2027	399,550	402,484
	United States Treasury Note/Bond	0.500%	6/30/2027	245,062	236,303
	United States Treasury Note/Bond	3.250%	6/30/2027	358,623	356,144
	United States Treasury Note/Bond	3.750%	6/30/2027	414,131	413,468
	United States Treasury Note/Bond	4.375%	7/15/2027	415,217	417,277
	United States Treasury Note/Bond	0.375%	7/31/2027	291,010	279,324
	United States Treasury Note/Bond	2.750%	7/31/2027	346,731	342,112
	United States Treasury Note/Bond	3.875%	7/31/2027	457,352	457,048
	United States Treasury Note/Bond	2.250%	8/15/2027	345,154	338,345
	United States Treasury Note/Bond	3.750%	8/15/2027	426,526	425,576
	United States Treasury Note/Bond	0.500%	8/31/2027	266,592	255,543
	United States Treasury Note/Bond	3.125%	8/31/2027	319,039	315,923
	United States Treasury Note/Bond	3.625%	8/31/2027	373,185	371,771
	United States Treasury Note/Bond	3.375%	9/15/2027	388,845	386,096
	United States Treasury Note/Bond	0.375%	9/30/2027	334,210	318,896
	United States Treasury Note/Bond	3.500%	9/30/2027	381,414	379,239
	United States Treasury Note/Bond	4.125%	9/30/2027	309,634	310,348
	United States Treasury Note/Bond	3.875%	10/15/2027	400,715	400,292
	United States Treasury Note/Bond	0.500%	10/31/2027	318,200	303,173
	United States Treasury Note/Bond	3.500%	10/31/2027	355,765	353,500
	United States Treasury Note/Bond	4.125%	10/31/2027	297,656	298,307
	United States Treasury Note/Bond	2.250%	11/15/2027	315,697	308,064
	United States Treasury Note/Bond	4.125%	11/15/2027	401,031	401,861
	United States Treasury Note/Bond	0.625%	11/30/2027	365,597	347,946
	United States Treasury Note/Bond	3.375%	11/30/2027	282,820	280,401
	United States Treasury Note/Bond	3.875%	11/30/2027	277,856	277,444
	United States Treasury Note/Bond	4.000%	12/15/2027	397,454	397,594
	United States Treasury Note/Bond	0.625%	12/31/2027	407,654	386,810
	United States Treasury Note/Bond	3.375%	12/31/2027	375,790	372,282
	United States Treasury Note/Bond	3.875%	12/31/2027	263,724	263,281
	United States Treasury Note/Bond	4.250%	1/15/2028	420,890	422,567
	United States Treasury Note/Bond	0.750%	1/31/2028	427,315	405,148
	United States Treasury Note/Bond	3.500%	1/31/2028	763,264	757,301
	United States Treasury Note/Bond	2.750%	2/15/2028	407,475	399,150
	United States Treasury Note/Bond	4.250%	2/15/2028	400,578	402,237
	United States Treasury Note/Bond	1.125%	2/29/2028	434,376	413,506
	United States Treasury Note/Bond	3.375%	2/29/2028	425,162	420,827
	United States Treasury Note/Bond	4.000%	2/29/2028	291,936	291,959
	United States Treasury Note/Bond	3.875%	3/15/2028	391,975	391,179
	United States Treasury Note/Bond	1.250%	3/31/2028	386,363	367,739
	United States Treasury Note/Bond	3.625%	3/31/2028	290,360	288,443
	United States Treasury Note/Bond	3.875%	3/31/2028	396,239	395,388
	United States Treasury Note/Bond	3.750%	4/15/2028	396,218	394,423
	United States Treasury Note/Bond	1.250%	4/30/2028	420,915	399,754
	United States Treasury Note/Bond	3.500%	4/30/2028	291,903	289,212
	United States Treasury Note/Bond	3.750%	4/30/2028	337,958	336,413
	United States Treasury Note/Bond	2.875%	5/15/2028	431,515	422,379
	United States Treasury Note/Bond	3.750%	5/15/2028	402,678	400,759
	United States Treasury Note/Bond	1.250%	5/31/2028	423,952	401,678
	United States Treasury Note/Bond	3.625%	5/31/2028	288,794	286,684
[1]	United States Treasury Note/Bond	4.000%	5/31/2028	325,000	325,025
	United States Treasury Note/Bond	3.875%	6/15/2028	399,682	398,652
	United States Treasury Note/Bond	1.250%	6/30/2028	393,933	372,405
	United States Treasury Note/Bond	4.000%	6/30/2028	272,949	272,885
	United States Treasury Note/Bond	3.875%	7/15/2028	424,601	423,374
	United States Treasury Note/Bond	1.000%	7/31/2028	445,178	417,598
	United States Treasury Note/Bond	4.125%	7/31/2028	303,193	303,856
	United States Treasury Note/Bond	2.875%	8/15/2028	435,685	425,252
	United States Treasury Note/Bond	3.625%	8/15/2028	405,040	401,733
	United States Treasury Note/Bond	1.125%	8/31/2028	415,445	389,788
	United States Treasury Note/Bond	4.375%	8/31/2028	323,048	325,458
	United States Treasury Note/Bond	3.375%	9/15/2028	401,575	395,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.250%	9/30/2028	420,693	394,876
	United States Treasury Note/Bond	4.625%	9/30/2028	338,207	342,659
	United States Treasury Note/Bond	3.500%	10/15/2028	391,796	387,128
	United States Treasury Note/Bond	1.375%	10/31/2028	388,109	364,534
	United States Treasury Note/Bond	4.875%	10/31/2028	351,086	357,792
	United States Treasury Note/Bond	3.125%	11/15/2028	412,315	403,586
	United States Treasury Note/Bond	3.500%	11/15/2028	405,893	400,819
	United States Treasury Note/Bond	1.500%	11/30/2028	399,296	375,463
	United States Treasury Note/Bond	4.375%	11/30/2028	382,852	385,918
	United States Treasury Note/Bond	3.500%	12/15/2028	404,435	399,222
	United States Treasury Note/Bond	1.375%	12/31/2028	382,429	357,646
	United States Treasury Note/Bond	3.750%	12/31/2028	390,136	387,362
	United States Treasury Note/Bond	3.500%	1/15/2029	400,082	394,737
	United States Treasury Note/Bond	1.750%	1/31/2029	348,883	328,781
	United States Treasury Note/Bond	4.000%	1/31/2029	403,798	403,325
	United States Treasury Note/Bond	2.625%	2/15/2029	357,306	344,354
	United States Treasury Note/Bond	3.500%	2/15/2029	391,968	386,517
	United States Treasury Note/Bond	1.875%	2/28/2029	333,196	314,584
	United States Treasury Note/Bond	4.250%	2/28/2029	440,012	442,298
	United States Treasury Note/Bond	3.500%	3/15/2029	377,583	372,259
	United States Treasury Note/Bond	2.375%	3/31/2029	303,933	290,434
	United States Treasury Note/Bond	4.125%	3/31/2029	438,073	438,894
	United States Treasury Note/Bond	3.875%	4/15/2029	374,926	373,198
	United States Treasury Note/Bond	2.875%	4/30/2029	284,776	275,610
	United States Treasury Note/Bond	4.625%	4/30/2029	466,266	473,460
	United States Treasury Note/Bond	2.375%	5/15/2029	325,605	310,520
	United States Treasury Note/Bond	3.875%	5/15/2029	386,058	384,248
	United States Treasury Note/Bond	2.750%	5/31/2029	265,473	255,787
	United States Treasury Note/Bond	4.500%	5/31/2029	458,045	463,645
Total U.S. Government and Agency Obligations (Cost $33,708,265)					33,545,177
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund (Cost $53,764)	3.667%		537,694	53,764
Total Investments (99.1%) (Cost $33,762,029)					33,598,941
Other Assets and Liabilities—Net (0.9%)					290,498
Net Assets (100%)					33,889,439
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2026.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	33,545,177	—	33,545,177
Temporary Cash Investments	53,764	—	—	53,764
Total	53,764	33,545,177	—	33,598,941